UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non-controlling interest	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Balance at Jun. 30, 2021	$ 67,743,242	$ 4,158	$ 120,662,386		$ (916,202)	$ 3,672,768	$ 702,981	$ (3,530,926)	$ (25,483,275)	$ (32,622,808)	$ 5,254,160	$ 22,547,062	$ 90,290,304
Share-based incentives	1,133,533	12	803,162			330,359							1,133,533
(Loss) profit for the period	(2,185,491)								(2,185,491)			2,812,264	626,773
Other comprehensive income (loss)	21,871,425									25,667,878	(3,796,453)	4,118,858	25,990,283
Changes in non-controlling interests	(255,893)			$ (255,893)								(724,429)	(980,322)
Balance at Mar. 31, 2022	88,306,816	4,170	121,465,548	(255,893)	(916,202)	4,003,127	702,981	(3,530,926)	(27,668,766)	(6,954,930)	1,457,707	28,753,755	117,060,571
Balance at Jun. 30, 2022	127,358,573	4,637	158,819,506	(255,893)	(916,202)	3,767,925	175,745	(3,530,926)	(32,682,893)	969,402	1,007,272	30,940,275	158,298,848
Share-based incentives	3,144,903	6	651,983		135,361	2,357,553							3,144,903
Business combination	154,979,344	1,640	153,357,564			1,620,140							154,979,344
Capitalization of convertible notes	12,211,638	153	12,211,485										12,211,638
Purchase of own shares	(26,539,505)							(26,539,505)					(26,539,505)
Issuance of convertible notes	9,109,516						9,109,516						9,109,516
Distribution of dividends by subsidiary												(452,129)	(452,129)
(Loss) profit for the period	20,487,429								20,487,429			2,476,811	22,964,240
Other comprehensive income (loss)	340,871									340,871		213,414	554,285
Balance at Mar. 31, 2023	$ 301,092,769	$ 6,436	$ 325,040,538	$ (255,893)	$ (780,841)	$ 7,745,618	$ 9,285,261	$ (30,070,431)	$ (12,195,464)	$ 1,310,273	$ 1,007,272	$ 33,178,371	$ 334,271,140